Organization and Summary of Significant Accounting Policies - Summary of Stock Option Activity (Q3) (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Number of Shares
Outstanding, beginning balance (in shares)	369,000	369,000	414,865	414,865
Granted (in shares)	700,000	695,000	0
Cancelled (in shares)		33,000		46,398
Outstanding, ending balance (in shares)		1,031,000		369,000
Weighted Average Exercise Price
Outstanding, beginning balance (in usd per share)	$ 17.37	$ 17.37	$ 17.23	$ 17.23
Granted (in usd per share)		2.11
Cancelled (in usd per share)		2.40		16.08
Outstanding, ending balance (in usd per share)		$ 7.56		$ 17.37
Stock Option | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Stock Option | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year